Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 229,000
Previously Paid Amount	0.00
Total Fee Amount	31.62
Total Offset Amount	0.00
Net Fee	31.62
Narrative - Max Aggregate Offering Price	$ 229,000
Final Prospectus	true